Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of authorized share capital

	Authorized			Issued
As at December 31	2020	2019	2018	2020	2019	2018
Preferred Shares
Convertible Redeemable Preferred A Shares	unlimited	unlimited	unlimited	—	—	—
Convertible Redeemable Preferred B Shares	unlimited	unlimited	unlimited	—	—	—
Common Shares
Class A	unlimited	unlimited	unlimited	148,421,976	120,762,495	120,762,495
Class B	unlimited	unlimited	unlimited	82,144,186	65,251,305	65,251,305
Class C	unlimited	unlimited	unlimited	4,178,969	418,500	418,500
Class D	unlimited	unlimited	unlimited	3,249,094	3,249,094	3,249,094
Class E	unlimited	unlimited	unlimited	6,520,517	—	—

Schedule of the reconciliations of the denominators of the basic and diluted per share computations

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

Years Ended December 31	2020	2019	2018
Basic total weighted average number of common shares outstanding	224,156,034	189,681,394	188,693,316
Effect of dilutive securities - share option awards	1,366,938	629,104	401,897
Diluted total weighted average number of common shares outstanding	225,522,972	190,310,498	189,095,213